Common shares - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, par value	$ 0.00025	$ 0.00025
Common stock, shares outstanding	336,522,780	333,643,560
Common stock voting rights, description	The holders of common shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, which is subject to the approval by the holders of the common shares representing a majority of the aggregate voting power of all outstanding shares.